Consolidated Statements of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES
Net earnings	[1]	$ 3,573	$ 327
Adjustments to reconcile net earnings to cash provided by operating activities (Note 12)		(383)	826
Changes in non-cash operating working capital (Note 12)		(1,138)	72
CASH PROVIDED BY OPERATING ACTIVITIES		2,052	1,225
INVESTING ACTIVITIES
Cash acquired in Merger (Note 3)		466
Business acquisitions, net of cash acquired (Note 3)		(433)
Additions to property, plant and equipment (Note 16)		(1,405)	(651)
Proceeds from disposal of discontinued operations, net of tax (Note 10)		5,394
Purchase of investments		(135)
Other			(1)
CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES		3,887	(652)
FINANCING ACTIVITIES
Finance costs on long-term debt		(21)	(1)
(Repayment of) proceeds from short-term debt (Note 22)		(927)	341
Repayment of long-term debt (Note 23)		(12)	(500)
Dividends paid (Note 24)		(952)	(330)
Repurchase of common shares (Note 24)		(1,800)
Issuance of common shares (Note 24)		7	1
CASH USED IN FINANCING ACTIVITIES		(3,705)	(489)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS		(36)
INCREASE IN CASH AND CASH EQUIVALENTS		2,198	84
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR		116	32
CASH AND CASH EQUIVALENTS, END OF YEAR		2,314	116
Cash and cash equivalents comprised of:
Cash		1,506	14
Short-term investments		808	102
CASH AND CASH EQUIVALENTS, END OF YEAR		$ 2,314	$ 116

[1]	All equity transactions were attributable to common shareholders.